Changes in Accounting Policies - Impairment of Financial Assets (Details) $ in Millions	Dec. 31, 2022 CAD ($)
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	$ 192
Remeasurement	(117)
Expected credit losses, carrying amount after IFRS 9	75
Financial assets, transfer from available-for-sale to fair value through other comprehensive income | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	0
Remeasurement	15
Expected credit losses, carrying amount after IFRS 9	15
Financial assets, transfer from fair value through profit or loss to fair value through other comprehensive income | Debt securities
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	0
Remeasurement	17
Expected credit losses, carrying amount after IFRS 9	17
Financial assets, transfer from loans and receivables to fair value through profit or loss | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	151
Remeasurement	(151)
Expected credit losses, carrying amount after IFRS 9	0
Financial assets, transfer from loans and receivables to fair value through other comprehensive income | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	33
Remeasurement	1
Expected credit losses, carrying amount after IFRS 9	34
Financial assets, transfer from loans and receivables to amortised cost | Mortgages and loans
Disclosure of financial assets affected by amendments to IFRS 9 made by IFRS 17 [line items]
Expected credit losses, carrying amount before IFRS 9	8
Remeasurement	1
Expected credit losses, carrying amount after IFRS 9	$ 9